Note 11 - Taxation - Tax Charge (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Current tax	$ 766	$ (825)	$ 24
Deferred tax	1,201	963	(766)
Consolidated Statement of Comprehensive Income/(Loss)	1,968	138	(742)
Discontinued operations [member]
Statement Line Items [Line Items]
Current tax	0	(24)	29
Deferred tax	149	0	0
Consolidated Statement of Comprehensive Income/(Loss)	149	(24)	29
Aggregate continuing and discontinued operations [member]
Statement Line Items [Line Items]
Current tax	766	(849)	53
Deferred tax	1,350	963	(766)
Consolidated Statement of Comprehensive Income/(Loss)	2,117	114	(713)
Country of domicile [member]
Statement Line Items [Line Items]
Current tax	(52)	0	0
Deferred tax	(96)	(51)	(202)
Country of domicile [member] | Discontinued operations [member]
Statement Line Items [Line Items]
Current tax	0	0	0
Deferred tax	0	0	0
Country of domicile [member] | Aggregate continuing and discontinued operations [member]
Statement Line Items [Line Items]
Current tax	(52)	0	0
Deferred tax	(96)	(51)	(202)
Foreign countries [member]
Statement Line Items [Line Items]
Current tax	818	(825)	24
Deferred tax	1,297	1,014	(564)
Foreign countries [member] | Discontinued operations [member]
Statement Line Items [Line Items]
Current tax	0	(24)	29
Deferred tax	149	0	0
Foreign countries [member] | Aggregate continuing and discontinued operations [member]
Statement Line Items [Line Items]
Current tax	818	(849)	53
Deferred tax	$ 1,446	$ 1,014	$ (564)